SEGMENT AND GEOGRAPHIC REGION INFORMATION - Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial information of segments
SALES	$ 1,236,400,000	$ 1,428,100,000	$ 1,302,300,000
DEPRECIATION AND AMORTIZATION	43,300,000	38,500,000	34,200,000
OPERATING PROFIT	27,600,000	129,800,000	115,200,000
CAPITAL EXPENDITURES	41,000,000.0	51,900,000	41,900,000
Pension settlement charges	4,800,000	21,000,000.0	5,700,000
Restructuring charges	28,500,000
Loss on fair value measurement	12,400,000
Loss on fair value measurements	13,800,000	6,500,000	0
Loss on fair value measurements	1,400,000	6,500,000	0
Tradename - DatesWeiser
Financial information of segments
Loss on fair value measurements	1,400,000	6,500,000
Corporate
Financial information of segments
SALES	0	0	0
DEPRECIATION AND AMORTIZATION	300,000	500,000	600,000
OPERATING PROFIT	(37,700,000)	(24,600,000)	(24,300,000)
CAPITAL EXPENDITURES	1,100,000	1,100,000	900,000
Restructuring charges	7,400,000
Acquisition costs			1,300,000
Intersegment Eliminations
Financial information of segments
SALES	6,300,000	9,600,000	10,000,000.0
Workplace
Financial information of segments
Pension settlement charges		21,000,000.0	5,700,000
Restructuring charges	20,300,000	800,000	2,600,000
Workplace | Operating Segments
Financial information of segments
SALES	814,200,000	918,400,000	833,500,000
DEPRECIATION AND AMORTIZATION	26,600,000	23,600,000	20,000,000.0
OPERATING PROFIT	27,900,000	85,000,000.0	73,600,000
CAPITAL EXPENDITURES	29,200,000	38,000,000.0	33,500,000
Workplace | Intersegment Eliminations
Financial information of segments
SALES	1,300,000	3,400,000	3,000,000.0
Lifestyle
Financial information of segments
SALES	460,700,000	554,300,000	505,200,000
Restructuring charges	800,000
Lifestyle | Operating Segments
Financial information of segments
SALES	422,200,000	509,700,000	468,800,000
DEPRECIATION AND AMORTIZATION	16,400,000	14,400,000	13,600,000
OPERATING PROFIT	37,400,000	69,400,000	65,900,000
CAPITAL EXPENDITURES	10,700,000	12,800,000	7,500,000
Acquisition costs			600,000
Lifestyle | Intersegment Eliminations
Financial information of segments
SALES	$ 5,000,000.0	$ 6,200,000	$ 7,000,000.0